                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5450
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                      GLOBAL GOVERNMENTS VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o MARCH 31, 2005

Global Governments Variable Account


                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS     March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------

Global Governments Variable Account

ISSUER                                                                         PAR AMOUNT             VALUE
BONDS - 91.3%
FOREIGN BONDS - 73.2%

AUSTRALIA - 1.3%
Commonwealth of Australia, 6%, 2017                                          AUD    183,000        $    145,031
                                                                                                   ------------

AUSTRIA - 4.9%
Republic of Austria, 5%, 2012                                                EUR    224,000        $    320,247
Republic of Austria, 4.65%, 2018                                             EUR    174,000             244,046
                                                                                                   ------------
                                                                                                   $    564,293
                                                                                                   ------------

BELGIUM - 3.2%
Kingdom of Belgium, 3.75%, 2009                                              EUR    157,000        $    209,982
Kingdom of Belgium, 5%, 2012                                                 EUR    111,000             158,981
                                                                                                   ------------
                                                                                                   $    368,963
                                                                                                   ------------

CANADA - 5.0%
Canada Housing Trust, 4.65%, 2009                                            CAD     70,000        $     59,689
Government of Canada, 5.25%, 2012                                            CAD     74,000              65,247
Government of Canada, 4.5%, 2015                                             CAD    113,000              94,204
Quebec Province, 1.6%, 2013                                                  JPY 37,000,000             357,113
                                                                                                   ------------
                                                                                                   $    576,253
                                                                                                   ------------

DENMARK - 0.4%
Kingdom of Denmark, 4%, 2015                                                 DKK    258,000        $     45,963
                                                                                                   ------------

FINLAND - 4.8%
Republic of Finland, 3%, 2008                                                EUR    398,000        $    520,185
Republic of Finland, 5.375%, 2013                                            EUR     26,000              38,253
                                                                                                   ------------
                                                                                                   $    558,438
                                                                                                   ------------

FRANCE - 8.1%
Republic of France, 4.75%, 2007 - 2012                                       EUR    546,000        $    750,724
Republic of France, 6%, 2025                                                 EUR    113,000             186,159
                                                                                                   ------------
                                                                                                   $    936,883
                                                                                                   ------------

GERMANY - 12.5%
Federal Republic of Germany, 3.5%, 2008                                      EUR    430,000        $    570,058
Federal Republic of Germany, 3.75%, 2015                                     EUR     44,000              57,641
Federal Republic of Germany, 6.25%, 2024 - 2030                              EUR    478,000             814,633
                                                                                                   ------------
                                                                                                   $  1,442,332
                                                                                                   ------------

IRELAND - 4.8%
Republic of Ireland, 4.25%, 2007                                             EUR    366,000        $    493,752
Republic of Ireland, 4.6%, 2016                                              EUR     45,000              63,181
                                                                                                   ------------
                                                                                                   $    556,933
                                                                                                   ------------

ITALY - 1.9%
Republic of Italy, 5.25%, 2017                                               EUR    150,000        $    221,399
                                                                                                   ------------

JAPAN - 1.8%
Development Bank of Japan, 1.4%, 2012                                        JPY 11,000,000        $    106,034
Development Bank of Japan, 1.6%, 2014                                        JPY 10,000,000              96,246
                                                                                                   ------------
                                                                                                   $    202,280
                                                                                                   ------------

MEXICO - 0.1%
United Mexican States, 8%, 2022                                                  $   10,000        $     11,350
                                                                                                   ------------

NETHERLANDS - 3.9%
Kingdom of Netherlands, 5.75%, 2007                                          EUR    307,000        $    421,733
Kingdom of Netherlands, 5%, 2012                                             EUR     19,697              28,143
                                                                                                   ------------
                                                                                                   $    449,876
                                                                                                   ------------

NEW ZEALAND - 4.8%
Government of New Zealand, 6.5%, 2013                                        NZD    631,000        $    457,878
Government of New Zealand, 6%, 2015                                          NZD    133,000              93,511
                                                                                                   ------------
                                                                                                   $    551,389
                                                                                                   ------------

QATAR - 0.8%
State of Qatar, 9.75%, 2030                                                      $   67,000        $     96,647
                                                                                                   ------------

RUSSIA - 1.4%
Russian Federation, 3%, 2008                                                     $   66,000        $     60,674
Russian Federation, 11%, 2018                                                        42,000              58,048
Russian Federation, 5%, 2030                                                         38,000              38,931
                                                                                                   ------------
                                                                                                   $    157,653
                                                                                                   ------------

SOUTH AFRICA - 0.5%
Republic of South Africa, 9.125%, 2009                                           $   50,000        $     56,937
                                                                                                   ------------

SPAIN - 4.8%
Kingdom of Spain, 6%, 2008                                                   EUR    213,000        $    301,031
Kingdom of Spain, 5.35%, 2011                                                EUR    170,000             247,009
                                                                                                   ------------
                                                                                                   $    548,040
                                                                                                   ------------

SWEDEN - 1.0%
Kingdom of Sweden, 4%, 2020                                                  SEK    646,395        $    117,694
                                                                                                   ------------

UNITED KINGDOM - 7.2%
United Kingdom Treasury, 5.75%, 2009                                         GBP     55,000        $    108,517
United Kingdom Treasury, 8%, 2015                                            GBP    298,000             718,647
                                                                                                   ------------
                                                                                                   $    827,164
                                                                                                   ------------
Total Foreign Bonds                                                                                $  8,435,518
                                                                                                   ------------

U.S. BONDS - 18.1%
-------

ASSET BACKED & SECURITIZED - 5.8%
Commercial Mortgage Asset Trust, 0.8638%, 2032##^^                               $1,586,835        $     76,249
Commercial Mortgage Pass-Through Certificate, 3.04%, 2017##                          59,000              59,000
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                              53,681              56,138
First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                     60,361              66,726
First Union National Bank Commercial Mortgage Trust, 0.9653%, 2043##^^            1,737,333              79,339
First Union-Lehman Brothers Bank of America, 6.56%, 2035                             29,461              31,038
GMAC Commercial Mortgage Securities, Inc., 6.42%, 2035                               29,461              31,046
J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.2151%, 2041                55,952              56,761
J.P. Morgan Chase Commercial Mortgage Securities Corp., 2.96%, 2046                  52,080              52,080
Lehman Brothers-UBS Commercial Mortgage Trust, 7.95%, 2010                           45,271              51,240
Wachovia Bank Commercial Mortgage Trust, 2.88%, 2015##                               22,101              22,111
Wachovia Bank Commercial Mortgage Trust, 2.83%, 2015##                               83,496              83,610
                                                                                                   ------------
                                                                                                   $    665,338
                                                                                                   ------------

SUPRANATIONAL - 5.1%
Inter-American Development Bank, 1.9%, 2009                                  JPY 59,000,000        $    586,575
                                                                                                   ------------

U.S. GOVERNMENT AGENCIES - 3.0%
Freddie Mac, 3.55%, 2007                                                         $  358,000        $    353,037
                                                                                                   ------------

U.S. TREASURY OBLIGATIONS - 4.2%
U.S. Treasury Bonds, 6.25%, 2030                                                 $   75,000        $     90,111
U.S. Treasury Notes, 4.25%, 2013                                                    238,000             234,328
U.S. Treasury Notes, 4%, 2015                                                       166,000             159,490
                                                                                                   ------------
                                                                                                   $    483,929
                                                                                                   ------------
Total U.S. Bonds                                                                                   $  2,088,879
                                                                                                   ------------
Total Bonds (Identified Cost, $10,100,432)                                                         $ 10,524,397
                                                                                                   ------------

SHORT-TERM OBLIGATION - 1.6%
Federal Home Loan Discount Note, 2.4%, due 4/01/05, at
Amortized Cost<                                                                  $  183,000        $    183,000
                                                                                                   ------------

REPURCHASE AGREEMENT - 4.5%
Merriill Lynch, dated 3/31/05, due 4/01/05, total to be received
$516,040 (secured by various U.S. Treasury and Federal Agency
obligations in a jointly traded account), at Cost                                $  516,000        $    516,000
                                                                                                   ------------
Total Investments
    (Identified Cost, $10,799,432)                                                                 $ 11,223,397
                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - 2.6%                                                                   304,027
                                                                                                   ------------
NET ASSETS - 100.0%                                                                                $ 11,527,424
                                                                                                   ------------

## SEC Rule 144A restriction.
 < The rate shown represents an annualized yield at time of purchase.
^^ Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security. All amounts are stated in U.S. dollars unless otherwise indicated.


Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below

         AUD= Australian Dollar
         CAD= Canadian Dollar
         CHF= Swiss Franc
         DKK= Danish Krone
         EUR= Euro
         GBP= British Pound
         JPY= Japanese Yen
         NOK= Norwegian Krona
         NZD= New Zealand Dollar
         SEK= Swedish Kroner

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2005, are as follows:

United States                          25.6%
--------------------------------------------
Germany                                12.7%
--------------------------------------------
France                                  8.3%
--------------------------------------------
United Kingdom                          7.3%
--------------------------------------------
Canada                                  5.0%
--------------------------------------------
Austria                                 5.0%
--------------------------------------------
Finland                                 5.0%
--------------------------------------------
Ireland                                 4.9%
--------------------------------------------
New Zealand                             4.9%
--------------------------------------------
Other                                  21.3%
--------------------------------------------

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

GLOBAL GOVERNMENTS VARIABLE ACCOUNT
SUPPLEMENTAL SCHEDULES (UNAUDITED) 03/31/2005

(1) Financial Instruments

The variable account trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the variable account has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                                             NET UNREALIZED
                                   CONTRACTS TO       CURRENCY                               CONTRACTS        APPRECIATION
    SETTLEMENT DATE               DELIVER/RECEIVE   ABBREVIATONS     IN EXCHANGE FOR         AT VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
SALES
-----
    4/11/05                           308,456           AUD           $  237,373            $  238,368          $   (995)
    5/3/05                             71,729           CAD              58,355                 59,309              (954)
    4/11/05                           342,350           DKK              60,126                 59,592               534
    4/11/05 - 4/25/05               2,148,201           EUR            2,827,493             2,786,348            41,145
    5/9/05                            218,728           GBP              416,459               412,093             4,366
    5/6/05 - 5/25/05               19,878,888           JPY              190,364               186,091             4,273
    4/11/05                           705,445           NOK              113,313               111,247             2,066
    4/8/05 - 4/11/05                  892,508           NZD              619,363               635,947           (16,584)
    4/14/05                           847,751           SEK              123,574               119,931             3,643
                                                                      --------------------------------------------------
                                                                      $4,646,420            $4,608,926          $ 37,494
                                                                      ==================================================

PURCHASES
---------
    4/11/05                           234,098           AUD             $183,282            $  180,906          $ (2,376)
    4/11/05                           215,675           CHF              180,807               180,409              (398)
    4/11/05                           863,782           DKK              148,866               150,357             1,491
    4/11/05 - 4/25/05                 752,712           EUR              990,255               976,204           (14,051)
    5/9/05                             23,179           GBP               43,956                43,670              (286)
    5/6/05                        290,572,939           JPY            2,796,170             2,718,678           (77,492)
    4/11/05 - 5/3/05                1,498,658           NOK              235,273               236,407             1,134
    4/11/05                           101,982           NZD               72,410                72,666               256
    4/14/05 - 5/6/05                1,125,904           SEK              160,212               159,288              (924)
                                                                      --------------------------------------------------
                                                                      $4,811,231            $4,718,585          $(92,646)
                                                                      ==================================================

At March 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $2,313 with Merrill Lynch International.

See page 2 for an explanation of abbreviations used to indicate amounts shown in currencies other than U.S. Dollar.

At March 31, 2005, the variable account had sufficient cash and/or securities to cover any commitments under these contracts.


(C)2005 MFS Investment Management

Variable annuities are distributed through Sun Life Financial Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 24, 2005
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 24, 2005
      ------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 24, 2005
      ------------


* Print name and title of each signing officer under his or her signature.